INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Total assets	$ 131,577	$ 112,516
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	77,699	66,067
Level 3 | Commercial properties | Office
Disclosure of fair value measurement of assets [line items]
Total assets	20,194	22,129
Level 3 | Commercial properties | Retail
Disclosure of fair value measurement of assets [line items]
Total assets	19,385	19,438
Level 3 | Commercial properties | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	38,120	24,500
Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	5,216	2,518
Level 3 | Commercial developments | Office
Disclosure of fair value measurement of assets [line items]
Total assets	859	1,355
Level 3 | Commercial developments | Retail
Disclosure of fair value measurement of assets [line items]
Total assets	67	106
Level 3 | Commercial developments | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	$ 4,290	$ 1,057